Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Equity attributable to owners of parent [member]	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Non-controlling interests [member]
Number of shares issued, beginning (shares) at Dec. 31, 2019			209,835,558
Equity, beginning at Dec. 31, 2019	$ 2,467,846	$ 2,463,099	$ 3,123,514	$ 94,274	$ (754,689)	$ 4,747
Profit (loss)	176,455	177,882			177,882	(1,427)
Shares issued on the exercise of stock options, shares			329,379
Increase (decrease) through exercise of options, equity	4,737	4,737	$ 5,800	(1,063)
Shares issued as compensation, shares (Note 19)			93,730
Increase (decrease) through share-based payment transactions, equity	2,826	2,826	$ 2,826
Increase (decrease) through share-based payment transactions, option grants	198	198		198
Dividends recognised as distributions to owners of parent	(46,223)	(46,223)			46,223
Number of shares issued, ending (shares) at Dec. 31, 2020			210,258,667
Equity, ending at Dec. 31, 2020	2,605,839	2,602,519	$ 3,132,140	93,409	(623,030)	3,320
Profit (loss)	98,562	97,428			97,428	1,134
Shares issued on the exercise of stock options, shares			65,780
Increase (decrease) through exercise of options, equity	619	619	$ 762	(143)
Shares issued as compensation, shares (Note 19)			133,077
Increase (decrease) through share-based payment transactions, equity	3,312	3,312	$ 3,312
Increase (decrease) through share-based payment transactions, option grants	109	109		109
Dividends recognised as distributions to non-controlling interests	(933)	(933)			933
Dividends recognised as distributions to owners of parent	(71,500)	(71,500)			71,500
Number of shares issued, ending (shares) at Dec. 31, 2021			210,457,524
Equity, ending at Dec. 31, 2021	$ 2,636,008	$ 2,631,554	$ 3,136,214	$ 93,375	$ (598,035)	$ 4,454